Equity investment - Summary of investment in V-Click (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity investment
Balance at the beginning of year	$ 279	$ 354
Share of losses	(61)	(75)
Balance at the end of year	$ 218	$ 279